Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Receivables from financial services	¥ 5,405,250	¥ 4,958,063
Current assets	1,951,633	1,840,699
Non-current assets	3,453,617	3,117,364
Receivables from financial services	5,405,250	4,958,063
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services	712,214
Receivables from financial services	712,214
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services	5,457,917	5,003,717
Receivables from financial services	5,457,917	5,003,717
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	4,602,848	4,187,420
Receivables from financial services	4,602,848	4,187,420
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services	142,855	165,156
Receivables from financial services	142,855	165,156
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services	712,214	651,141
Receivables from financial services	712,214	651,141
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Receivables from financial services	(43,203)	(34,803)
Receivables from financial services	(43,203)	(34,803)
Allowance for losses on lease residual values [member]
Disclosure of financial assets [line items]
Receivables from financial services	(29)	(743)
Receivables from financial services	(29)	(743)
Unearned interest income and fees [member]
Disclosure of financial assets [line items]
Receivables from financial services	(9,435)	(10,108)
Receivables from financial services	¥ (9,435)	¥ (10,108)